HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 COP ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	$ 541
Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	420
Other subsidiaries and branches Banco de Bogota
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	121
Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			$ 4,204,704		$ 3,997,933
Amount of hedge by financial liabilities in foreign currency			(2,169,060)		(2,169,649)
Amount of hedge by forward contracts			(2,017,464)		(1,815,058)
Cumulative translation adjustment of the investments				$ 4,336,004		$ 3,211,272
Exchange difference of financial liabilities	(1,675,850)	$ (1,098,972)
Exchange difference in forward contracts	(2,793,229)	(2,245,919)
Net OCI account	(133,075)	(133,619)
Hedges of net investment in foreign operations | Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			3,964,051		3,781,475
Amount of hedge by financial liabilities in foreign currency			(2,067,100)		(2,067,100)
Amount of hedge by forward contracts			(1,896,348)		(1,703,009)
Cumulative translation adjustment of the investments				4,129,381		3,065,281
Exchange difference of financial liabilities	(1,595,205)	(1,045,872)
Exchange difference in forward contracts	(2,669,831)	(2,155,488)
Net OCI account	(135,655)	(136,079)
Hedges of net investment in foreign operations | Other subsidiaries and branches Banco de Bogota
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			126,380		113,909
Amount of hedge by forward contracts			(121,116)		(112,049)
Cumulative translation adjustment of the investments				125,978		92,891
Exchange difference in forward contracts	(123,398)	(90,431)
Net OCI account	2,580	2,460
Hedges of net investment in foreign operations | Occidental Bank Barbados
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			23,971		26,396
Amount of hedge by financial liabilities in foreign currency			(23,971)		(26,396)
Cumulative translation adjustment of the investments				24,606		18,740
Exchange difference of financial liabilities	(24,606)	(18,740)
Hedges of net investment in foreign operations | Banco de Occidente S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			23,439		25,044
Amount of hedge by financial liabilities in foreign currency			(23,439)		(25,044)
Cumulative translation adjustment of the investments				35,577		29,979
Exchange difference of financial liabilities	(35,577)	(29,979)
Hedges of net investment in foreign operations | Sociedad Portuaria El Cayao S.A. E.S.P.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			31,214		25,000
Amount of hedge by financial liabilities in foreign currency			(31,214)		(25,000)
Cumulative translation adjustment of the investments				10,072		2,207
Exchange difference of financial liabilities	(10,072)	(2,207)
Hedges of net investment in foreign operations | Gases del Pacifico S.A.C.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			4,000		10,214
Amount of hedge by financial liabilities in foreign currency			(4,000)		(10,214)
Cumulative translation adjustment of the investments				2,394		902
Exchange difference of financial liabilities	(2,394)	(902)
Hedges of net investment in foreign operations | Gas Natural de Lima y Callao S.A.C. - Calidda
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			31,649		15,895
Amount of hedge by financial liabilities in foreign currency			$ (19,336)		$ (15,895)
Cumulative translation adjustment of the investments				$ 7,996		$ 1,272
Exchange difference of financial liabilities	$ (7,996)	$ (1,272)